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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Ultra Short Bond Fund, for the year ended 06/30/04. This 1 series has a 06/30/04 fiscal year end.

Date of reporting period: 06/30/04

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Bond Fund

Evergreen Ultra Short Bond Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Ultra Short Bond Fund, which covers the twelve-month period ended June 30, 2004.

Over the past twelve months, the fixed income markets faced a variety of challenges. Would the improving economy jeopardize performance in the bond market? Was deflation, or inflation, the primary concern of monetary policymakers? How much longer could the Fed remain accommodative? Given all these uncertainties, our research analysts and portfolio managers strove to position fixed income portfolios with appropriate decisions relative to credit quality, duration, and product.

The period began with tremendous volatility within the bond market. The Federal Reserve had previously commented on the possibility of deflation, driving market yields lower in anticipation of even more policy accommodation. Yet in statements to congressional banking committees last July, Fed Chairman Alan Greenspan projected economic growth in excess of 4% during 2004, causing yields to surge as the market attempted to divine the end of low interest rates. Indeed, the yield on the 10-year Treasury surged from a low of 3.1% to a high of 4.6% in just six weeks! The bond market began to stabilize, though, in the second half of 2003 as monetary policymakers made a concerted effort in clarifying their intentions. In a series of missives and speeches, Fed officials repeated their mantra that monetary policy would remain accommodative for a "considerable period."

LETTER TO SHAREHOLDERS continued

Perhaps buoyed by the success of these efforts, the Fed continued on its campaign of clarity in 2004. As economic growth strengthened, central bankers altered their stance to claim that they would remain "patient" in their policy accommodation. Yet heightened geopolitical tensions caused a surge of buying during the first quarter, and the yield on the 10-year Treasury once again fell to the 3.75% range. This move was compounded by weakness in the U.S. dollar, which resulted in huge purchases of Treasuries by Asian central banks, seeking to support our currency and by extension, their export-driven economies. This drop in market yields once again proved temporary, though, as traditional signs of sustainable economic growth emerged. Surprisingly strong gains in monthly payrolls and significantly higher gasoline prices increased concerns about inflation, and the 10-year approached 5.0% before settling in the 4.5% range at the end of the period. With little surprise, the Fed finally raised its target for the federal funds rate by 25 basis points at the end of June, and stated that they would remain "measured" in their removal of policy accommodation.

Throughout this period, our fixed income teams attempted to navigate the environment while remaining true to their investment mandates. Our portfolio managers adopted defensive postures in anticipation of higher interest rates, seeking better quality product while altering durations in an effort to limit the potential for principal erosion. In addition, many of our mortgage portfolios performed well, as prepayment risk diminished with the increase in interest rates. Our teams also pursued opportunities within the spread sectors, finding corporate bonds with solid balance sheets and strong earnings potential. Some of these opportunities arose in the lower rated and below investment grade categories, while other portfolio contributions were enhanced by exposure to several foreign currency bonds.

LETTER TO SHAREHOLDERS continued

As always, we continue to encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Lisa Brown-Premo
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

Nasdaq symbol	EUBAX	EUBBX	EUBCX	EUBIX

Average annual return*

1 year with sales charge	-1.00%	-3.31%	0.65%	N/A

1 year w/o sales charge	2.35%	1.65%	1.65%	2.67%

Since portfolio inception	-0.25%	-1.50%	2.16%	3.18%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS shares are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Ultra Short Bond Fund Class A shares, versus a similar investment in the Merrill Lynch 6-Month Treasury Bill Index1 (6-Mo. T-Bill) and the Consumer Price Index (CPI).

The 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.35% for the twelve-month period ended June 30, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, the Merrill Lynch 6-month Treasury Bill Index,1 returned 1.01%.

During the twelve-month period, interest rates rose across all types of maturities. This followed an environment of 40-year lows in interest rates. Over the course of the year, the fund's duration -- or sensitivity to interest-rate changes -- was shortened from a maximum of 1.5 years to 1.2 years in anticipation of the rise in interest rates. This tactic aided performance. Typically, shorter duration portfolios tend to outperform when interest rates rise. The allocation to fixed-rate securities was reduced from a maximum of nearly 60% to approximately 34% of fund assets at the end of the fiscal year on June 30, 2004. In addition, the weighted average credit quality of the fund was raised from AA to AA+. These strategies helped the fund outperform both industry benchmarks and competitive funds.

On the micro level, focus was placed on individual security selection, while seeking superior relative value and purchasing securities with what was believed to be stable cash flows and excellent credit upgrade potential. This process serves as an effort to mitigate the effects of prepayments on the mortgage-backed securities in the portfolio. This process also assists us in searching for the best relative value amongst the entire investment-grade fixed income universe across sectors and credit ratings.

Consistent with our long-term strategy, a large percentage of fund assets was invested in mortgage-backed securities and structured products. Both the mortgage and structured products sectors have tended to offer the most compelling relative value amongst shorter duration securities, while also having displayed attractive credit upgrade potential, despite their inherent complexities.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund's performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund's recent inception, existing market and economic conditions and the increased potential of a small number of securities affecting fund performance. Most mutual funds are intended to be long-term investments.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS A	2004	2003[1]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.26	0.02
Net realized and unrealized gains or losses on securities	-0.03	0.05
Total from investment operations	0.23	0.07
Distributions to shareholders from
Net investment income	-0.32	-0.02
Net asset value, end of period	$9.96	$10.05
Total return[2]	2.35%	0.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$104,999	$17,872
Ratios to average net assets
Expenses[3]	0.92%	0.32%[4]
Net investment income	2.58%	2.76%[4]
Portfolio turnover rate	44%	0%

[1]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS B	2004[1]	2003[2]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.19	0.02
Net realized and unrealized gains or losses on securities	-0.03	0.05
Total from investment operations	0.16	0.07
Distributions to shareholders from
Net investment income	-0.25	-0.02
Net asset value, end of period	$9.96	$10.05
Total return[3]	1.65%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,029	$3,213
Ratios to average net assets
Expenses[4]	1.62%	1.12%[5]
Net investment income	1.90%	1.76%[5]
Portfolio turnover rate	44%	0%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS C	2004[1]	2003[2]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.19	0.02
Net realized and unrealized gains or losses on securities	-0.03	0.05
Total from investment operations	0.16	0.07
Distributions to shareholders from
Net investment income	-0.25	-0.02
Net asset value, end of period	$9.96	$10.05
Total return[3]	1.65%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$135,412	$17,820
Ratios to average net assets
Expenses[4]	1.62%	1.02%[5]
Net investment income	1.88%	2.09%[5]
Portfolio turnover rate	44%	0%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS I	2004[1]	2003[2]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.29	0.03
Net realized and unrealized gains or losses on securities	-0.03	0.05
Total from investment operations	0.26	0.08
Distributions to shareholders from
Net investment income	-0.35	-0.03
Net asset value, end of period	$9.96	$10.05
Total return	2.67%	0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$215,930	$2,343
Ratios to average net assets
Expenses[3]	0.62%	0.07%[4]
Net investment income	2.91%	2.95%[4]
Portfolio turnover rate	44%	0%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 5.4%
Bear Stearns Asset Backed Securities, Inc., Ser. 2003-AC3, Class A1,
4.00%, 07/25/2033	$ 1,219,824	$ 1,200,077
Emergent Home Equity Loan Trust, Ser. 1997-4, Class A-5, 7.08%, 12/15/2028	748,852	773,229
Equivantage Home Equity Loan Trust, Ser. 1997-4, Class A-3,
7.05%, 12/25/2028	700,225	722,110
Preferred Term Securities, Ltd.:
2.99%, 06/24/2034 h 144A *	10,000,000	10,014,063
3.18%, 12/24/2033 h 144A *	12,900,000	12,968,531
Total Asset-Backed Securities (cost $25,637,345)		25,678,010
COLLATERALIZED MORTGAGE OBLIGATIONS 84.9%
ABN AMRO Mortgage Corp., Ser. 2003-3, Class A 13, 5.00%, 02/25/2033	1,267,706	1,273,566
Bank of America Mortgage Securities, Inc., Ser. 2001-12, Class 2B2,
6.50%, 01/25/2032	1,147,213	1,146,107
Bank of America Structural Security Trust, Ser. 2002-X1, Class A3,
5.44%, 10/11/2033 144A	500,000	507,700
Bear Stearns Adjustable Rate Mortgage Trust:
Ser. 2001-1, Class A5, 6.91%, 12/25/2040 *	48,806	48,728
Ser. 2002-9, Class 2A, 5.29%, 10/25/2032 *	201,577	203,467
Bear Stearns Alt-A Trust:
Ser. 2003-5, Class 42A2, 4.52%, 12/25/2033 *	5,492,155	5,467,207
Ser. 2003-6, Class 4A, 5.60%, 01/25/2034 *	4,117,968	4,189,529
Cendant Mortgage Corp.:
Ser. 1999-8, Class B1, 6.25%, 09/18/2029 (h)	600,062	602,547
Ser. 1999-8, Class M1, 6.25%, 09/18/2029 (h)	1,250,130	1,253,132
Commerce 2003:
Ser. 2003-FL9, Class E, 2.24%, 11/15/2015 144A *	8,000,000	8,022,009
Ser. 2003-FL9, Class F, 2.29%, 11/15/2015 144A *	12,000,000	12,036,108
Countrywide Alternative Loan Trust:
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,651,679	2,677,450
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,747,337	4,860,897
Countrywide Funding Corp., Ser. 2002-28, Class M, 6.50%, 10/25/2032	390,881	399,803
Countrywide Home Loans:
Ser. 2001-25, Class 2A1, 6.00%, 01/25/2017	950,612	949,748
Ser. 2002-7, Class M, 5.41%, 05/19/2032	554,442	552,424
Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,940,933	2,988,441
Ser. 2004-2, Class 2A1, 5.32%, 01/25/2017 *	7,301,540	7,390,191
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2002-26, Class 3A4, 5.85%, 10/25/2032	4,122,000	4,212,832
Ser. 2002-AR17, Class 2A1, 5.61%, 12/19/2039	297,919	301,244
Ser. 2002-AR33, Class 4A1, 5.27%, 12/25/2032 (h) *	17,523,000	17,779,000
Ser. 2003-AR5, Class 1A2, 4.86%, 01/25/2033 *	525,753	529,341
Ser. 2003-AR5, Class 2A3, 5.21%, 01/25/2033 *	1,210,330	1,215,001
Ser. 2003-AR9, Class IA3, 4.92%, 03/25/2033 *	536,850	543,591
Ser. 2003-AR15, Class 2A2, 4.88%, 06/25/2033 *	3,299,816	3,317,931
Ser. 2003-AR18, Class 2A4, 4.84%, 07/25/2033 *	1,385,024	1,386,257
Ser. 2003-AR20, Class 2A4, 4.72%, 08/25/2033 *	8,120,703	8,143,149
Ser. 2003-AR24, Class 6M1, 2.30%, 09/25/2033 *	4,660,800	4,735,164
Ser. 2003-AR26, Class 9M1, 2.15%, 11/25/2033 *	4,648,500	4,683,851
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2003-AR28, Class 6M1, 2.15%, 12/25/2033 *	$ 8,281,000	$ 8,347,870
Ser. 2003-TF2A, Class F, 2.34%, 11/15/2014 144A *	6,000,000	6,006,218
Ser. 2004-AR2, Class 3A1, 5.14%, 03/25/2034 *	4,102,579	4,118,720
Ser. 2004-FL1A, Class C, 2.19%, 05/15/2014 (h) *	3,812,000	3,812,000
DLJ Mortgage Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	4,941,818	4,937,304
FHLMC:
Ser. 1476, Class F, 2.55%, 02/15/2005 *	87,044	87,165
Ser. 1606, Class FC, 2.70%, 11/15/2008 *	466,681	468,489
Ser. 1607, Class 1607 FA, 2.35%, 10/25/2013 *	23,081	23,201
Ser. 1614, Class PB, 6.50%, 11/15/2023	2,892	2,886
Ser. 1625, Class FC, 2.70%, 12/15/2008 *	109,624	110,651
Ser. 1650, Class J, 6.50%, 06/15/2023	2,800,000	2,949,206
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,769,247	1,836,759
Ser. 2174, Class PM, 6.50%, 01/15/2028	249,554	251,564
Ser. 2395, Class FA, 1.70%, 06/15/2029 *	721,478	726,648
Ser. 2431, Class F, 1.60%, 03/15/2032 *	8,428	8,493
Ser. 2480, Class EH, 6.00%, 11/15/2031	3,973,648	4,071,296
Ser. 2541, Class LU, 4.00%, 12/15/2027	406,879	409,616
Ser. T-54, Class 3A, 7.00%, 02/25/2043 (h)	4,637,000	4,929,455
FNMA:
Ser. 1993-179, Class FB, 3.15%, 10/25/2023 *	346,809	352,348
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041 (h)	1,811,229	1,955,004
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	309,552	328,125
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	2,398,900	2,572,065
GMAC Commercial Mortgage Asset Corp., Ser. 2003-SNFA, Class A,
2.08%, 01/01/2018 h 144A *	9,437,142	9,454,837
GMAC Mortgage Corp. Loan Trust, Ser. 2002-J2, Class M2, 6.25%, 05/25/2032	243,512	250,353
GS Mortgage Securities Corp.:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	8,573,597	9,163,620
Ser. 2003, Class F, 2.14%, 11/15/2015 144A *	4,000,000	4,005,763
Ser. 2003, Class GSFL6, 1.79%, 11/15/2015 144A *	1,500,000	1,502,167
Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	2,082,591	2,091,941
Guardian Savings & Loan Association of California, 6.89%, 05/25/2020 (h) *	301,872	302,249
Housing Securities, Inc., Ser. 92-Sl, Class A2, 3.57%, 05/25/2016 *	376,321	376,811
J.P. Morgan Chase Mortgage Securities Corp., Ser. 2002-FL1, Class C,
2.48%, 02/14/2014 144A *	6,929,642	6,951,274
Lehman Brothers Comml. Mortgage Trust, Ser. 2002-LLFA, Class G,
2.21%, 06/14/2017 144A *	5,085,000	5,089,896
Lehman Structured Securities Corp., Ser. 2004-2, Class M2,
5.14%, 02/28/2033 h 144A	11,538,913	11,758,873
Mall of America Capital Company, LLC, Ser. 2000-1, Class C,
2.01%, 03/12/2010 144A *	6,000,000	6,000,428
Master Adjustable Rate Mortgages Trust:
Ser. 2004-1, Class 4A1, 6.21%, 01/25/2034 (h) *	11,953,097	12,294,880
Ser. 2004-1, Class B3, 5.48%, 02/25/2034 (h) *	4,421,870	4,446,744
Master Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	122,204	126,888
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Master Resecuritization Trust:
Ser. 2003-3, 4.25%, 01/30/2033 h 144A	$ 2,569,065	$ 2,528,923
Ser. 2004-1, 4.75%, 07/01/2033 h 144A	5,056,634	4,930,613
Ser. 2004-2, 5.25%, 03/25/2034 h 144A	15,631,007	15,173,068
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-A4, Class 4A,
5.48%, 06/25/2033 (h) *	5,219,669	5,274,312
Newcastle Investment Corp., 2.54%, 09/24/2038 h 144A *	10,000,000	10,068,750
Option One Mortgage Corp., Ser. 1996-1, Class A1, 6.90%, 04/25/2026	336,505	336,406
PaineWebber Mortgage Acceptance Corp., Ser. 1996-M1, Class E,
7.66%, 01/02/2012 144A	2,250,000	2,421,771
PNC Mortgage Securities Corp., Ser. 1991-1, Class CB3, 6.80%, 03/25/2029	3,245,236	3,261,866
Residential Accredit Loans, Inc.:
Ser. 1997, Class A9, 7.25%, 06/25/2027 *	3,239	3,237
Ser. 2002, Class A7A, 1.70%, 09/25/2017	634,724	637,565
Residential Asset Securitization Trust, Ser. 2003-A8, Class A1, 3.75%, 10/25/2018	9,782,351	9,418,058
Residential Funding Mortgage Securities, Inc., Ser. 2002-S19, Class 2,
6.00%, 12/25/2032	1,165,808	1,172,885
Residential Funding Securities Corp., Ser. 2001-RM, Class A,
6.18%, 12/25/2029 *	892,636	890,070
Sawgrass Mills Trust, Ser. 2001-SGMA, Class E, 6.71%, 07/11/2011 144A	5,000,000	5,270,279
Structured Asset Mortgage Investments, Inc., Ser. 2003-AR2, Class B1,
2.28%, 12/19/2033 *	3,000,000	3,055,153
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1II, 3.60%, 05/25/2032 *	11,673,000	11,996,047
Ser. 2002-17, Class B1, 6.08%, 09/25/2032 (h) *	1,756,357	1,798,482
Ser. 2002-17, Class B2, 6.08%, 09/25/2032 (h)	3,595,072	3,664,727
Ser. 2002-19, Class A1, 4.20%, 10/25/2032	138,359	138,974
Ser. 2003- 1, Class 1A3, 5.25%, 02/25/2018	2,150,000	2,126,176
Ser. 2003- 8, Class 2A3, 5.00%, 04/25/2033	1,543,945	1,547,729
Ser. 2003- 8, Class B1I, 5.00%, 04/25/2018	565,374	559,891
Ser. 2003-14, Class 1A3, 5.50%, 05/25/2033	1,146,992	1,170,567
Ser. 2003-15, Class 4A, 5.63%, 04/25/2033 (h) *	21,441,190	21,795,841
Ser. 2003-22A, Class B1, 5.17%, 06/25/2033 *	12,915,773	13,051,746
Ser. 2003-34A, Class 3A1, 4.96%, 11/25/2033 *	4,202,123	4,230,962
Ser. 2003-34A, Class 6A, 5.13%, 11/25/2033 *	9,019,726	9,047,904
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033 *	10,870,508	10,885,827
Ser. 2003-40A, Class 5A, 5.52%, 01/25/2033 *	8,594,403	8,733,838
Washington Mutual Mortgage Securities Corp.:
Ser. 2001-MS12, Class CB1, 6.60%, 11/25/2031	661,042	671,790
Ser. 2002-S1, Class 3B3, 6.00%, 01/25/2017	439,770	444,024
Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,909,175	1,953,702
Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	2,942,845	2,963,462
Ser. 2004-AR2, Class B1, 2.57%, 04/25/2044 *	8,054,181	8,016,307
Ser. 2004-AR2, Class B2, 2.57%, 04/25/2044 *	6,979,358	6,847,728
Wells Fargo Mortgage Backed Securities Trust:
Ser. 2002-D, Class 1A6, 5.73%, 08/25/2032 *	390,143	392,438
Ser. 2003-B, Class B1, 5.18%, 02/25/2033 *	950,170	953,835
Total Collateralized Mortgage Obligations (cost $402,997,426)		400,973,175
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 12.6%
FHLMC:
5.45%, 06/25/2033 *	$12,218,495	$ 12,409,610
5.50%, 12/01/2099	19,625,000	19,986,846
5.60%, 06/01/2033 *	915,010	926,984
FNMA:
4.09%, 03/01/2035 (h) *	2,135,671	2,220,097
4.80%, 01/01/2018 *	13,728	13,963
7.00%, 10/01/2031-11/01/2033	13,132,451	13,910,736
7.50%, 01/01/2031-08/01/2033	8,136,087	8,773,872
8.00%, 12/01/2008	20,015	21,041
10.00%, 05/01/2030-02/01/2031	370,593	415,311
GNMA:
4.00%, 01/20/2019 *	402,049	411,674
7.50%, 03/15/2007-04/15/2007	182,782	191,362
Total Mortgage-Backed Securities (cost $59,480,197)		59,281,496

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund (o) (cost $11,325,512)	11,325,512	11,325,512
Total Investments (cost $499,440,480) 105.3%		497,258,193
Other Assets and Liabilities (5.3%)		(24,888,545)
Net Assets 100.0%		$ 472,369,648

The portfolio consists primarily of high quality securities with a short duration.

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Variable rate security. Interest rates on variable rate securities are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for the security are those in effect at June 30, 2004.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

Assets
Investments in securities, at value (cost $499,440,480)	$ 497,258,193
Cash	2,819
Receivable for securities sold	20,023,681
Principal paydown receivable	938,337
Receivable for Fund shares sold	370,682
Interest receivable	1,917,911
Prepaid expenses and other assets	38,735

Total assets	520,550,358

Liabilities
Dividends payable	464,002
Payable for securities purchased	43,779,199
Payable for Fund shares redeemed	3,797,580
Advisory fee payable	3,591
Distribution Plan expenses payable	4,997
Due to other related parties	1,807
Accrued expenses and other liabilities	129,534

Total liabilities	48,180,710

Net assets	$ 472,369,648

Net assets represented by
Paid-in capital	$ 476,998,730
Overdistributed net investment income	(115,766)
Accumulated net realized losses on securities	(2,331,029)
Net unrealized losses on securities	(2,182,287)

Total net assets	$ 472,369,648

Net assets consists of
Class A	$ 104,998,645
Class B	16,029,366
Class C	135,411,944
Class I	215,929,693

Total net assets	$ 472,369,648

Shares outstanding
Class A	10,541,701
Class B	1,609,204
Class C	13,594,320
Class I	21,677,785

Net asset value per share
Class A	$ 9.96
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.29
Class B	$ 9.96
Class C	$ 9.96
Class I	$ 9.96

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2004

Investment income
Interest	$ 12,616,920

Expenses
Advisory fee	1,526,159
Distribution Plan expenses
Class A	293,140
Class B	102,494
Class C	1,064,526
Administrative services fee	359,016
Transfer agent fees	151,616
Trustees' fees and expenses	5,812
Printing and postage expenses	36,850
Custodian and accounting fees	90,832
Registration and filing fees	88,185
Professional fees	24,901
Other	163,302

Total expenses	3,906,833
Less: Expense reductions	(6,097)
Fee waivers	(213,688)

Net expenses	3,687,048

Net investment income	8,929,872

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(40,431)
Net change in unrealized gains or losses on securities	(2,203,785)

Net realized and unrealized gains or losses on securities	(2,244,216)

Net increase in net assets resulting from operations	$ 6,685,656

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2004		2003(a)

Operations
Net investment income		$ 8,929,872		$ 33,737
Net realized gains or losses on securities		(40,431)		0
Net change in unrealized gains or losses on securities		(2,203,785)		21,498

Net increase in net assets resulting from operations		6,685,656		55,235

Distributions to shareholders from
Net investment income
Class A		(3,159,335)		(14,195)
Class B		(263,289)		(4,572)
Class C		(2,711,106)		(14,983)
Class I		(5,198,360)		(4,133)

Total distributions to shareholders		(11,332,090)		(37,883)

Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	18,597,550	186,845,372	1,777,036	17,861,705
Class B	1,785,997	17,923,679	319,703	3,203,819
Class C	15,485,102	155,565,593	1,854,157	18,632,443
Class I	30,458,938	306,116,793	233,029	2,337,169

		666,451,437		42,035,136

Net asset value of shares issued in reinvestment of distributions
Class A	223,052	2,237,082	977	9,816
Class B	18,599	186,415	48	479
Class C	203,980	2,045,100	1,092	10,974
Class I	329,565	3,303,608	142	1,426

		7,772,205		22,695

Automatic conversion of Class B shares to Class A shares
Class A	2,879	28,903	0	0
Class B	(2,879)	(28,903)	0	0

		0		0

Payment for shares redeemed
Class A	(10,059,793)	(100,825,325)	0	0
Class B	(512,264)	(5,142,484)	0	0
Class C	(3,867,781)	(38,778,555)	(82,230)	(826,428)
Class I	(9,343,889)	(93,709,951)	0	0

		(238,456,315)		(826,428)

Net increase in net assets resulting from capital share transactions		435,767,327		41,231,403

Total increase in net assets		431,120,893		41,248,755
Net assets
Beginning of period		$ 41,248,755		$ 0

End of period		$ 472,369,648		$ 41,248,755

Overdistributed net investment income		$ (115,766)		$ (4,025)

(a) For the period from May 29, 2003 (commencement of operations), to June 30, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Ultra Short Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A shares with investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of

NOTES TO FINANCIAL STATEMENTS continued

the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.25% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.45% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended June 30, 2004, EIMC waived its fee in the amount of $213,688 which represents 0.06% of the Fund's average daily net assets. Total amounts subject to recoupment as of June 30, 2004 were $256,014.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2004, EIS received $6,889 from the sale of Class A shares, and $186, $9,217 and $41,246 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 178,982,187	$ 543,764,832	$ 89,726,039	$ 61,034,402

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $499,440,480. The gross unrealized appreciation and depreciation on securities based on tax cost was $952,506 and $3,134,793, respectively, with a net unrealized depreciation of $2,182,287.

As of June 30, 2004, the Fund had $452,371 in capital loss carryovers for federal income tax purposes expiring in 2012.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2004, the Fund incurred and will elect to defer post-October losses of $1,878,658.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed		Capital Loss Carryover
Ordinary	Unrealized	and Post-October
Income	Depreciation	Loss

$115,766	$2,182,287	$2,331,029

The tax character of distributions paid for the years ended June 30, 2004 and June 30, 2003 were $11,332,090 and $37,883, respectively, of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

NOTES TO FINANCIAL STATEMENTS continued

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Ultra Short Bond Fund, a series of Evergreen Fixed Income Trust, as of June 30, 2004, and the related statement of operations for the year then ended and statements of changes in net assets and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Ultra Short Bond Fund, as of June 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 13, 2004

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

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Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant's annual financial statements for the fiscal years ended June 30, 2003 and June 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$0	$21,998

Audit-related fees	0	0
Audit and audit-related fees	0	21,998

Tax fees	0	0

All other fees	0	0

Total fees	$0	$21,998

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 25, 2004